Accrued Expenses and Other Current Liabilities - Schedule of Lawsuit Provision Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lawsuit Provision Movement [Abstract]
Opening	$ 908,264	$ 810,159
New provisions	218,146	256,456
Exchange rate effect	(161,192)	(128,092)
Payments	(38,827)	(30,259)
Ending balance	$ 926,391	$ 908,264